USDT (Tables)	6 Months Ended
Jun. 30, 2025
USDT [Abstract]
Schedule of Cryptocurrency Mining Activities of Bitcoin

The following table presents additional information about our cryptocurrency mining activities of Bitcoin (“BTC”) paid in USDT amounts during the six months ended June 30, 2025:

USDT
Value
(unaudited)
Balance on January 1, 2025	$—
Revenue recognized from cryptocurrencies mined	12,764
Hosting fees settled in cryptocurrencies	(8,656)
Miners purchased with cryptocurrencies	(6,319)
Cryptocurrencies received from disposal of subsidiaries	4,096
Balance on June 30, 2025	$1,885